Insurance-related accounts - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of types of insurance contracts [line items]
Deferred insurance acquisition costs	¥ 730,864	¥ 676,526
Bottom of range
Disclosure of types of insurance contracts [line items]
Future insurance policy benefits interest rate percentage		0.50%
Credited rates associated with whole life insurance contracts	1.70%
Credited rates associated with investment contracts	0.01%
Top of range
Disclosure of types of insurance contracts [line items]
Future insurance policy benefits interest rate percentage		4.50%
Credited rates associated with whole life insurance contracts	2.00%
Credited rates associated with investment contracts	6.30%
Life insurance contracts
Disclosure of types of insurance contracts [line items]
Revenue from insurance	¥ 975,799	¥ 943,092	¥ 913,361
Non-life insurance contracts
Disclosure of types of insurance contracts [line items]
Revenue from insurance	139,678	132,908	¥ 123,574
Non-traditional life insurance contracts
Disclosure of types of insurance contracts [line items]
Deferred insurance acquisition costs	¥ 324,862	¥ 261,475